Exploration & Evaluation Asset (Tables)	9 Months Ended
Sep. 30, 2022
Exploration Evaluation Asset
Schedule of Exploration & Evaluation Asset

Unproven properties
Bulgaria
December 31, 2020	3,122,443
Foreign currency translation change	(6,297)
December 31, 2021	$3,116,146
Foreign currency translation change	30,030
September 30, 2022	3,146,176